Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss (income)	$ (388,686)	$ 489,952	$ 403,780	$ (35,388)
Adjustments to reconcile net loss (income) to net cash used in operating activities:
Interest earned on investments held in the Trust Account	(1,215,533)	(1,846,529)	(2,775,291)
Changes in operating assets and liabilities:
Prepaid expenses	(20,164)	(24,459)	(7,208)
Accounts payable and accrued expenses	177,538	453,992	1,035,391	31,153
Income taxes payable	(238,195)	387,771	524,562
Net cash flows used in operating activities	(1,685,040)	(539,273)	(818,766)	(4,235)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash withdrawn from Trust Account for payment to redeeming stockholders	17,045,763		35,995,728
Investment of cash in Trust Account	(430,000)		(180,000)
Withdrawal of interest from Trust Account to pay taxes	318,857		561,957
Cash deposited in Trust Account		(70,207,500)	(70,207,500)
Net cash flows provided by (used in) investing activities	16,934,620	(70,207,500)	(33,829,815)
CASH FLOWS FROM FINANCING ACTIVITIES
Redemption of common stock	(17,045,763)		(35,995,728)
Proceeds from Initial Public Offering, net of underwriters’ fees		59,670,000	59,670,000
Proceeds from over-allotment option		9,157,500	9,157,500
Proceeds from private placement		4,300,000	4,300,000
Proceeds from note payable – related party	1,778,000
Payment of offering costs		(1,447,273)	(1,447,273)	(683,021)
Proceeds from note payable – Sponsor		200,000		800,000
Repayments to note payable – Sponsor		(1,200,000)	(1,200,000)
Proceeds from affiliate	15,000		395,000	17,000
Net cash flows (used in) provided by financing activities	(15,252,763)	70,680,227	34,539,499	123,979
Repayments to affiliate			(340,000)	(10,000)
NET CHANGE IN CASH	(3,183)	(66,546)	(109,082)	119,744
CASH, BEGINNING OF PERIOD	15,419	124,501	124,501	4,757
CASH, END OF PERIOD	12,236	57,955	15,419	124,501
Income taxes	461,957		16,249
Cash paid during the periods for:
Income taxes	461,957		16,249
Supplemental disclosure of noncash investing and financing activities
Excise tax payable	530,415		359,957
Deferred underwriters’ discount payable charged to additional paid-in capital		$ 2,070,000	2,070,000
Deferred offering costs included in accrued offering costs				$ 12,362